Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Net loss for the year	$ (12,968,288)	$ (16,347,469)
Adjustments
Amortization and depreciation	1,234,589	1,262,180
Bad debt expense	39,410	26,990
Interest expense - Equity Line of Credit	635,294
Change in reserve for claims	(254,000)
Interest expense, net of repayments	26,599	19,000
Impairment of inventory	254,452
Gain on settlement of derivative	(36,882)	(3,723,827)
Fair value changes on derivatives		6,293,753
Foreign exchange	7,794	(33,794)
Share based payments		255,568
Shares issued to supplier		34,286
Net change in non-cash working capital	(3,289,433)	(2,319,094)
Net cash used in operating activities	(14,350,465)	(14,532,407)
Investing activities
Investment in securities		(1,300,000)
Intangible asset additions	(2,754,475)	(1,153,837)
Equipment additions	(8,430)	(6,308)
Net cash used in investing activities	(2,762,905)	(2,460,145)
Financing activities
Lease payments	(252,792)	(245,113)
Loans from financial institutions (repayment)	(434,813)	2,457,037
Shares issued under the Equity Line of Credit	23,027,513
Proceeds from exercise of prefunded warrants		153,646
Issuance of warrants and preferred shares, net of redemptions		15,825,435
Transaction costs		(1,405,130)
Redemption of Class C shares	(209,334)
Sale of future receipts (repayments)	(1,688,435)	(471,851)
Net cash from financing activities	20,442,139	16,314,024
Effect of foreign exchange on cash
Change in cash and restricted cash for the period	3,328,769	(678,528)
Cash and restricted cash, beginning of the period	181,730	898,771
Cash and restricted cash, end of period	3,510,499	220,243
Interest paid	971,996	2,189,832
Taxes paid